Right-of-use assets and lease liability (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	R$ 3,953	R$ 2,779
Acquisitions	1,361	2,236
Amortization	(1,342)	(994)
Disposal	(46)	(11)
Foreign currency translation adjustment	(106)	(57)
Right-of-use assets, ending balance	3,820	3,953
Rail Cars [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	827	986
Acquisitions	237	73
Amortization	(173)	(173)
Disposal	(32)	(5)
Foreign currency translation adjustment	(38)	(54)
Right-of-use assets, ending balance	821	827
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	1,603	793
Acquisitions	553	1,147
Amortization	(564)	(330)
Disposal		(6)
Foreign currency translation adjustment		(1)
Right-of-use assets, ending balance	1,592	1,603
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	1,120	697
Acquisitions	276	811
Amortization	(452)	(386)
Disposal	(5)
Foreign currency translation adjustment	(28)	(2)
Right-of-use assets, ending balance	911	1,120
Buildings And Constructions [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	292	265
Acquisitions	149	102
Amortization	(95)	(75)
Foreign currency translation adjustment	(40)
Right-of-use assets, ending balance	306	292
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	106	29
Acquisitions	143	103
Amortization	(54)	(26)
Disposal	(9)
Right-of-use assets, ending balance	186	106
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	5	9
Acquisitions	3
Amortization	(4)	(4)
Right-of-use assets, ending balance	R$ 4	R$ 5